Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	RENASANT CORP
Amendment Flag	false
Entity Central Index Key	0000715072
401 (k) Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	RENASANT CORP
Amendment Flag	false
Entity Central Index Key	0000715072